Basis of Presentation and Basis of Consolidation (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Feb. 28, 2022 EUR (€)	Feb. 15, 2017 USD ($)
DescriptionOfExpectedImpactOfInitialApplicationOfNewStandardsOrInterpretationsLineItems
Proceeds from equity issuance	$ 40,000
(Loss) for the year	$ (115,374)	$ (249,758)	$ (285,640)
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales
DescriptionOfExpectedImpactOfInitialApplicationOfNewStandardsOrInterpretationsLineItems
Principal amount | €					€ 34.5
Senior Notes due 2022
DescriptionOfExpectedImpactOfInitialApplicationOfNewStandardsOrInterpretationsLineItems
Principal amount						$ 350,000
Fixed Interest Rate	9.375%					9.375%
Super Senior Notes
DescriptionOfExpectedImpactOfInitialApplicationOfNewStandardsOrInterpretationsLineItems
Principal amount	$ 60,000

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.